Key sources of estimation uncertainty, use of estimates and critical accounting judgments (Details) - tranche		1 Months Ended	12 Months Ended
	Apr. 27, 2023	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Number of tranches for the right to exercise a sale option			3	3	3
Luigi Fedeli e Figlio S.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate			15.00%	15.00%
Tom Ford International LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	15.00%
Thom Browne segment
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			8.00%
Thom Browne segment | Tranche one
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			5.00%
Thom Browne segment | Tranche two
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			3.00%
Thom Browne segment | Written put options
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.00%	15.00%
Thom Browne segment | MrThom Browne | Written put options
Disclosure of subsidiaries [line items]
Number of tranches for the right to exercise a sale option			2
Thom Browne segment | MrThom Browne | Written put options | Tranche one
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			5.00%
Thom Browne segment | MrThom Browne | Written put options | Tranche two
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			3.00%